Summary of Significant Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying financial statements are prepared on the accrual basis of accounting in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).
Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are reported at their unpaid principal balance plus any accrued interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Valuation of the Plan and Master Trust Investments
Valuation of the Plan and Master Trust Investments

Investments of the Plan and the Master Trust are reported at fair value. The Plan’s interest in the Master Trust is reported at estimated fair value based upon the fair values of the underlying investments held within the Master Trust. Each participating plan holds units of participation in the Master Trust. Net assets, investment income (loss), and administrative expenses relating to the Master Trust are allocated to the individual plans based upon their interest in each of the underlying participant-directed investments. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

The Plan’s investment activities as presented in the Statement of Changes in Net Assets Available for Benefits include the net appreciation or depreciation in fair value of investments, which consists of the realized gains or losses on investment sales and the unrealized appreciation or depreciation on investments held at year end.

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan and the Master Trust have the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s and the Master Trust’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
Notes to the Financial Statements, continued

2.   Summary of Significant Accounting Policies, continued

Valuation of the Plan and Master Trust Investments, continued

The following descriptions of the valuation methods and assumptions used by the Plan and the Master Trust to estimate the fair values of investments apply to investments held directly by the Master Trust.

Mutual funds and common stock: The fair values of mutual fund investments and common stock are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).

Money market mutual funds: The fair value of the money market mutual fund investment is determined using significant observable inputs other than level 1 prices (Level 2 inputs).

Collective trusts: The fair value of the collective trust investments is determined using significant observable inputs other than level 1 prices (Level 2 inputs) or net asset value.

Investments measured at net asset value: The fair value of participation units held in certain collective trust funds is based on the net asset value as reported by the Trustee. Trust units may be redeemed on a daily basis to meet benefit payments and other participant-initiated withdrawals permitted by retirement plans invested in the trust.

Under the terms of the Declaration of Trust, retirement plans invested in the stable value collective trust funds are required to provide either 12 or 30 months’ advance notice to the Trustee prior to redemption of trust units; the notice period may be shortened or waived by the Trustee in its sole discretion.

Under the terms of the Declaration of Trust, retirement plans invested in the life cycle collective trust funds are required to provide up to 30 days' advance notice to the Trustee prior to redemption of trust units; the notice period may be shortened or waived by the Trustee in its sole discretion.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties

Through the Master Trust, the Plan allows participants to direct the investment of their account balance in a number of funds that invest in collective trust funds, stocks, mutual funds, and other investments. The values of certain investments are exposed to risks from a variety of factors, such as liquidity, changes in interest rates, fluctuations in market conditions and changes in the credit standing of issuers of investments. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is at least reasonably possible that changes in the fair values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.